Long Term Debt and Notes Payable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of long term debt
Total	$ 316,437	$ 218,970
Less current portion	(44,084)	(37,513)
Total long term portion	272,353	181,457
Bank term loan [Member]
Summary of long term debt
Total	141,857	38,897
Mortgage loan [Member]
Summary of long term debt
Total	$ 174,580	$ 180,073